LGM RISK MANAGED TOTAL RETURN FUND
SCHEDULE OF INVESTMENTS (Unaudited)
February 28, 2026

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 42.6%
	EQUITY - 27.2%
2,000	Invesco QQQ Trust Series 1 ETF	$ 1,214,580
25,000	State Street Financial Select Sector SPDR ETF	1,285,750
3,000	State Street SPDR Dow Jones Industrial Average ETF	1,468,980
		3,969,310
	FIXED INCOME - 15.4%
30,000	Vanguard Total Bond Market ETF	2,255,100

	TOTAL EXCHANGE-TRADED FUNDS (Cost $6,081,345)	6,224,410

	TOTAL INVESTMENTS - 42.6% (Cost $6,081,345)	$ 6,224,410
	OTHER ASSETS IN EXCESS OF LIABILITIES- 57.4%	8,400,851
	NET ASSETS - 100.0%	$ 14,625,261

ETF	- Exchange-Traded Fund
SPDR	- Standard & Poor's Depositary Receipt